Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HANSBERGER INTERNATIONAL SERIES
Prospectus Date	rr_ProspectusDate	May 01, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2014